Leases - Schedule of Maturity Payments of Operating Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
2020	$ 266,457
2021	234,172	$ 136,347
2022	114,402	141,507
2023	117,830	35,694
2024	121,364
Thereafter	286,108
Total lease payments	1,140,333	313,550
Less: amounts representing interest	(223,433)	(23,599)
Total lease obligations	$ 916,900	$ 289,949	$ 371,754